Business Acquisitions Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Business Acquisition, Purchase Price [Table Text Block]
The purchase price of $923 million was allocated as follows:

	Acquisition Date Fair Value at December 31, 2014	Measurement period adjustments	Revised Acquisition Date
	(In millions)
Assets
Cash	$22	$—	$22
Current and non-current assets	49	(2)	47
Property, plant and equipment	1,304	6	1,310
Intangible assets	1,177	(6)	1,171
Total assets acquired	2,552	(2)	2,550

Liabilities
Debt	1,591	—	1,591
Current and non-current liabilities	38	(2)	36
Total liabilities assumed	1,629	(2)	1,627
Net assets acquired	$923	$—	$923

November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table presents the historical information summary combining the financial information for the November 2015 Drop Down Assets transferred in connection with the acquisition:

	December 31, 2014
	As adjusted (a)		NRG Wind TE Holdco		As Currently Reported

Current assets	$762	(b)	$66		$828
Property, plant and equipment	5,300		709		6,009
Non-current assets	1,773	(b)(c)	184		1,957
Total assets	7,835		959		8,794

Debt	5,533	(c)	198		5,731
Other current and non-current liabilities	310		21		331
Total liabilities	5,843		219		6,062
Net assets	$1,992		$740	(d)	$2,732

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
(b) Retrospectively adjusted to reclassify deferred tax assets in accordance with ASU 2015-17, as further discussed in Note 2, Summary of Significant Accounting Policies.
(c) Retrospectively adjusted to reclassify deferred financing costs in accordance with ASU 2015-03, as further discussed in Note 2, Summary of Significant Accounting Policies.
(d) Net Assets for NRG Wind TE Holdco as of December 31, 2014, includes noncontrolling interest of $199 million attributable to the TE Investor and $135 million attributable to NRG.

	Year ended December 31, 2014
	As adjusted (a)	NRG Wind TE Holdco	As Currently Reported

Total operating revenues	$771	$57	$828
Operating income	312	(6)	306
Net income	121	(13)	108

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Year ended December 31, 2013
	As adjusted (a)	NRG Wind TE Holdco	As Currently Reported

Total operating revenues	$426	$8	$434
Operating income	190	(9)	181
Net income	134	(9)	125
The following is a summary of assets and liabilities transferred in connection with the acquisition as of November 3, 2015:

NRG Wind TE Holdco
(In millions)
Current assets	$30
Property, plant and equipment	669
Non-current assets	177
Total assets	876

Debt	193
Other current and non-current liabilities	32
Total liabilities	225
Less: noncontrolling interest	282
Net assets acquired	$369

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited supplemental pro forma information represents the results of operations as if the Company had acquired the November 2015 Drop Down Assets on January 1, 2014, including the impact of acquisition accounting with respect to NRG's acquisition of the projects, all of which were acquired by NRG on April 1, 2014, except for Elbow Creek. All net income or losses prior to the Company's acquisition of the projects is reflected as attributable to NRG and, accordingly, no pro forma impact to earnings per Class A and Class C common share was calculated.

(In millions)	For the year ended December 31, 2014

Operating revenues	$850
Net income	110

January 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited supplemental pro forma information represents the results of operations as if the Company had acquired the January 2015 Drop Down Assets on January 1, 2014, including the impact of acquisition accounting with respect to NRG's acquisition of the projects. While the financial statements have been retrospectively adjusted, all net income or losses prior to the Company's acquisition of the projects is reflected as attributable to NRG and accordingly, no pro forma impact to earnings per Class A and Class C common share was calculated.

(In millions)	For the year ended December 31, 2014

Operating revenues	$854
Net income	101